Expense Example - Floating Rate Income Fund - Class NAV	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	$ 945